Expense Example (Vanguard Global ex-U.S. Real Estate Index Fund Institutional)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example
1 YEAR,	74
3 YEAR,	124
5 YEAR,	180
10 YEAR,	345